Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 04, 2021	Feb. 26, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Exercise of share options				233,507	1,533,798
Neura Inc's [Member]
Subsequent Event [Line Items]
Percentage of voting interests acquired	100.00%
Total purchase consideration transferred	$ 46,816
Value of shares acquisition issued	$ 33,316			$ 500
Number of shares acquisition issued	6,559,960			98,450
Subsequent Event [Member] | Neura Inc's [Member]
Subsequent Event [Line Items]
Exercise of share options			3,725,643
Unrecognized compensation expense			$ 7,674
Weighted average period, non-vested award, cost not yet recognized, period for recognition			2 years 6 months
Subsequent Event [Member] | The Floow Ltd [Member] | Definitive Agreement [Member]
Subsequent Event [Line Items]
Total purchase consideration transferred		$ 69,000